Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Directors [Member]
Disclosure of transactions between related parties [line items]
Payables	$ 86	$ 83